THE VANTAGEPOINT FUNDS

Supplement dated November 9, 2007 to the Prospectus dated May 1, 2007, as revised October 30, 2007

This supplement changes the disclosure in the Prospectus and provides new information that should be read together with the Prospectus.

The information for the Vantagepoint Growth Fund — Investment Subadvisers found on page 16 should be revised to reflect that the name of Tukman Capital Management, Inc. is now Tukman Grossman Capital Management, Inc.

The information for the Vantagepoint Diversified Assets Fund — Investment Subadvisers found on page 28 should be revised to reflect that the name of Analytic Investors, Inc. is now Analytic Investors, LLC.

The following should be read in conjunction with the “Fee Tables — Annual Fund Operating Expenses” and “Fee Tables — Example” found on pages 71 and 72 of the Prospectus.

Total Annual Fund Expenses for the Vantagepoint Aggressive Opportunities Fund and Vantagepoint Discovery Fund are 1.04% and 1.02%, respectively.

Fee Waivers and/or Reimbursements for the Vantagepoint Milestone 2010 Fund and Vantagepoint Milestone 2025 Fund are -0.20% and -0.18%, respectively.

Therefore, the tables on page 71 should be revised to replace the information for the Funds listed below. All other information in the tables on page 71 remains unchanged, including the footnotes accompanying the tables.

				Total
	Management	Subadviser	Other	Annual Fund
Actively Managed Funds	Fee	Fees	Expenses	Expenses
Aggressive Opportunities Fund	0.10%	0.52%	0.42%	1.04%
Discovery Fund[3]	0.10%	0.43%	0.49%	1.02%

3 “Other Expenses” are based on estimated amounts for the current fiscal year.

		Other Expenses			Total		Net Total
		Acquired		Total	Annual	Fee Waivers	Annual
	Management	Fund Fees &	All Other	Other	Operating	and/or	Fund
Fund of Funds	Fee	Expenses	Expenses	Expenses	Expenses	Reimbursements	Expenses

Milestone 2010 Fund	0.10%	0.76%	0.22%	0.98%	1.08%	-0.20%	0.88%
Milestone 2025 Fund	0.10%	0.80%	0.23%	1.03%	1.13%	-0.18%	0.95%

The cost of investing example for 5 years for the Vantagepoint Milestone 2010 Fund is $579.

Therefore, the Example tables on page 72 should be revised to replace the information for the Fund listed below. All other information in the tables on page 72 remains unchanged, including the footnotes accompanying the tables.

	1 yr	3 yrs	5 yrs	10 yrs
Milestone 2010 Fund	$90	$325	$579	$1,304

[End of Prospectus Supplement]

SUPP-011-200711-322